SEGMENT INFORMATION - Narrative (FY) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 Segment	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segment | Segment	2	2
United States
Segment Reporting Information [Line Items]
Export sales | $		$ 448.0	$ 470.5	$ 508.4